Fair Value of Financial Instruments - Summary of Asset and Liability Balances of Derivative Instrument (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Liability [Abstract]
Net derivative liabilities presented in the condensed consolidated balance sheets		$ 2,500
International Swap and Derivatives Association
Derivative Asset [Abstract]
Gross amount of derivative assets	$ 11,300	35,191	$ 26,470
Gross amount of eligible offsetting recognized derivative liabilities	3,874	2,656	6,262
Net derivative assets presented in the condensed consolidated balance sheets	7,426	32,535	20,208
Derivative Liability [Abstract]
Gross amount of derivative liabilities	(10,913)	(2,656)	(11,077)
Gross amount of eligible offsetting recognized derivative assets	(3,874)	(2,656)	(6,262)
Net derivative liabilities presented in the condensed consolidated balance sheets	$ (7,039)	$ 0	$ (4,815)